Segment Reporting (Details 2) - Revenues	12 Months Ended
	Oct. 25, 2015	Oct. 26, 2014	Oct. 27, 2013
Percentage of revenue by classes of products
Percentage of total revenues	100.00%	100.00%	100.00%
Perishable
Percentage of revenue by classes of products
Percentage of total revenues	53.00%	54.50%	53.30%
Poultry
Percentage of revenue by classes of products
Percentage of total revenues	18.60%	18.40%	18.80%
Shelf-stable
Percentage of revenue by classes of products
Percentage of total revenues	18.40%	19.00%	19.00%
Miscellaneous
Percentage of revenue by classes of products
Percentage of total revenues	10.00%	8.10%	8.90%